Provisions and other non-current liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Product liability, government investigations, other legal matters provisions [roll forward]
Product liabilities government investigations other legal matters provisions at beginning of period	$ 351	$ 395	$ 1,194
Cash payments	(118)	(69)	(811)
Releases	(107)	(70)	(239)
Additions	220	93	243
Currency translation effects	(6)	2	8
Product liabilities government investigations other legal matters provisions at end of period	340	351	395
Less current provision	(126)	(121)	(131)
Non-current product liabilities, governmental investigations and other legal matters provisions at end of period	$ 214	$ 230	$ 264